Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments And Contingencies
Schedule of other commitments relate to minimum payments	The other commitments relate to minimum payments consist of:

€ in thousand	As at December 31,
	2021	2020
Loans and grants	143	1,454
Royalties	8,941	9,393
Other commitments	9,084	10,846

Schedule of pledges

The pledges consist of:

€ in thousand	As at December 31,
	2021	2020
Pledges on consolidated investments	19,901	19,474
Pledges on bank accounts	292,257	150,642
Pledges on receivable	344,519	160,511
Guarantees and pledges	656,677	330,626